Property and equipment	12 Months Ended
Dec. 31, 2024
Property and equipment
Property and equipment

10.    Property and equipment

The rollforward of the balances is as follows:

Cost	Weighted average rate (p.a.)	December 31, 2023	Additions	Disposals	Transfers	Translation to presentation currency	December 31, 2024
IT equipment		15,773	2,556	(749)	(5)	(3,444)	14,131
Leasehold improvements		4,347	3	(3)	84	(818)	3,613
Furniture and fixtures		1,493	18	(60)	8	(271)	1,188
In progress		2	123	-	(87)	(3)	35
		21,615	2,700	(812)	-	(4,536)	18,967
Depreciation
IT equipment	20.90%	(10,343)	(2,620)	684	-	2,469	(9,810)
Leasehold Improvements	16.10%	(2,453)	(666)	-	-	601	(2,518)
Furniture and fixtures	10.90%	(849)	(152)	58	-	200	(743)
		(13,645)	(3,438)	742	-	3,270	(13,071)
Total		7,970	(738)	(70)	-	(1,266)	5,896

Cost	Weighted average rate (p.a.)	January 1, 2023	Additions	Disposals	Transfers	Translation to presentation currency	December 31, 2023
IT equipment		14,479	1,189	(1,085)	1	1,189	15,773
Leasehold improvements		4,120	3	(199)	157	266	4,347
Furniture and fixtures		1,975	21	(612)	4	105	1,493
In progress		3	161	-	(162)	-	2
		20,577	1,374	(1,896)	-	1,560	21,615
Depreciation
IT equipment	26.80%	(7,203)	(3,432)	1,001	-	(709)	(10,343)
Leasehold improvements	13.90%	(1,777)	(646)	138	2	(170)	(2,453)
Furniture and fixtures	11.80%	(1,005)	(200)	429	(2)	(71)	(849)
		(9,985)	(4,278)	1,568	-	(950)	(13,645)
Total		10,592	(2,904)	(328)	-	610	7,970

The Group does not have property or equipment pledged as collateral.